Organization and principal activities - Establishment of Pintec, its subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2024
Beijing Hongdian Fund Distributor Co., Ltd.
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Shanghai Anquying Technology Co., Ltd.
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Myfin Insurance Broker Co., Ltd.
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	60.00%
Anquying (Tianjin) Technology Co., Ltd.
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Xuanji Intelligence (Beijing) Technology Co., Ltd.
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd.
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd)
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Ganzhou Dumiao Intelligence Technology Co., Ltd
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Beijing Xinshun Dingye Technology Co Ltd
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Ganzhou Aixin Network Micro Finance Co., Ltd ("Ganzhou Aixin Micro Finance", formerly known as Ganzhou Jimu Micro Finance Co., Ltd)
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Pintec Yunke Ganzhou Technology Information Co Ltd
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Qilehui Credit Information Co., Ltd
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%
Aixin Times (Beijing) Enterprise Management Co., Ltd
Major subsidiaries and VIEs
Percentage of direct or indirect economic interest	100.00%